Revenue from services provided to customers - Revenues by types of service (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Abstract]
Commissions	¥ 407,011	¥ 364,095	¥ 279,857
Fees from investment banking	212,234	173,265	113,208
Asset management and portfolio service fees	378,196	310,154	271,684
Other revenue	71,221	48,971	43,190
Total	¥ 1,068,662	¥ 896,485	¥ 707,939